UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

MAR    03.31.20

SEMI-ANNUAL REPORT

AB LIMITED DURATION HIGH INCOME PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Limited Duration High Income Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

May 12, 2020

This report provides management’s discussion of fund performance for AB Limited Duration High Income Portfolio for the semi-annual reporting period ended March 31, 2020.

The Fund’s investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.

NAV RETURNS AS OF MARCH 31, 2020 (unaudited)

	6 months	12 months

AB LIMITED DURATION HIGH INCOME PORTFOLIO

Class A Shares	-13.43%	-10.82%

Class C Shares	-13.68%	-11.41%

Advisor Class Shares[1]	-13.34%	-10.52%

Bloomberg Barclays Global High Yield 1-5 Year Index (USD hedged)	-11.05%	-9.47%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Barclays Global High Yield 1-5 Year Index (USD hedged), for the six- and 12-month periods ended March 31, 2020.

During the six-month period, all share classes of the Fund underperformed the benchmark, before sales charges. Industry positioning detracted, relative to the benchmark, primarily from the utilization of credit default swaps, an overweight in energy, and an underweight in real estate investment trusts that outweighed gains from underweight positioning in sovereigns and airlines. Security selection in sovereigns and the consumer noncyclical industry detracted and were partially offset by gains in the basic and telecommunications industries. Country and yield-curve positioning added to performance, the result of US and Brazilian country exposure and yield-curve positioning in the US. Currency decisions added slightly to performance.

During the 12-month period, all share classes of the Fund underperformed the benchmark, before sales charges. Industry positioning detracted from performance, primarily due to losses from the utilization of credit default swaps, an overweight in energy, and underweights in banking and real

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estate investment trusts, that outweighed gains from underweight positioning in sovereigns. Country and yield-curve positioning in the US added to performance. Security selection also contributed, mainly from selections in energy and telecommunications, which offset losses in banking. Currency decisions did not have a meaningful impact on returns during the period.

During both periods, the Fund utilized currency forwards and currency options, both purchased and written, to hedge currency exposure as well as to manage active currency risk. Options, both written and purchased, and equity swaptions, both written and purchased, were used to hedge market exposure. Treasury futures and interest rate swaps were used to manage duration, country exposure and yield-curve positioning. Equity futures were used to hedge and take active risk. Total return swaps and credit default swaps, both single name and index, were used to hedge credit risk and to take active credit and growth risk.

MARKET REVIEW AND INVESTMENT STRATEGY

Global fixed-income market returns were mixed over the six-month period ended March 31, 2020. In October, the US Federal Reserve (the “Fed”) cut interest rates by 25 basis points (b.p.), the third in a series of insurance rate cuts totaling 75 b.p., due to slowing global growth concerns. Central bankers in numerous other developed and emerging markets also lowered interest rates. The UK’s exit from the European Union and a US-China trade truce in January led markets higher until investor sentiment turned decidedly negative in March due to the spread of COVID-19. Investor fear led to an unprecedented flight to quality as credit spreads on risk assets quickly widened to levels not seen since the 2008–2009 global financial crisis.

The market rout was met by monetary and fiscal policy action that was swift, large in scope and broad. The Fed lowered interest rates 150 b.p. to zero, and most other major central banks followed suit with substantial rate cuts. Developed-market treasury returns were the best performers, with positive results. Investment-grade corporate bonds trailed with negative returns, and high-yield corporate bonds fell significantly during the sudden mid-March exodus away from risk assets. Emerging-market returns fell, as sharply lower oil prices impacted emerging-market commodity exporters. The US dollar advanced against most developed- and emerging-market currencies except for the Swiss franc and the yen, which are also considered safe haven currencies, while the euro and British pound also gained on the US dollar during the period.

The Fund’s Senior Investment Management Team (the “Team”) continues to utilize its high-quality strategy that seeks attractive returns with less volatility than traditional high-yield approaches. The Team seeks to manage interest-rate risk by maintaining an average duration of less than four years. The Fund’s primary investments are high-yield corporate

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 3

fixed-income securities from developed and emerging markets, particularly lower rated, investment-grade and unrated debt securities.

INVESTMENT POLICIES

The Fund invests primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment-grade (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment-grade fixed-income securities, high-yield securities of governments and government-related issuers, loan participations and assignments and, to a lesser extent, equity securities and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody’s Investors Service, CCC+ by S&P Global Ratings or CCC by Fitch Ratings at the time of purchase. (For the purpose of this 10% limit, the Fund will rely on the highest rating from any of the three rating agencies, and the notional amount of derivatives related to these instruments will be counted.)

The Fund invests on a global basis, including securities of issuers in both developed- and emerging-market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to use hedging instruments frequently to attempt to limit the currency exposure resulting from such investments.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund’s exposure. For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser considers factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest-rate, credit market and currency fluctuations.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Global High Yield 1-5 Year Index (USD hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Global High Yield 1-5 Year Index represents the performance of non-investment grade fixed-income securities in the US, developed and emerging markets with more than one year and less than five years remaining until maturity, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk: Derivatives may be difficult to price and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory and other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Loan Participations and Assignments Risk: When the Fund purchases loan participations and assignments, it is subject to the credit risk

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DISCLOSURES AND RISKS (continued)

associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			5.47%

1 Year	-10.82%	-14.65%

5 Years	0.59%	-0.28%

Since Inception[2]	2.67%	2.14%

CLASS C SHARES			4.92%

1 Year	-11.41%	-12.26%

5 Years	-0.15%	-0.15%

Since Inception[2]	1.93%	1.93%

ADVISOR CLASS SHARES[3]			6.02%

1 Year	-10.52%	-10.52%

5 Years	0.85%	0.85%

Since Inception[2]	2.95%	2.95%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.05%, 1.80% and 0.80% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of expenses associated with acquired fund fees and expenses of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.95%, 1.70% and 0.70% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2021. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2020.

2	Inception date: 12/7/2011.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-14.65%

5 Years	-0.28%

Since Inception[1]	2.14%

CLASS C SHARES

1 Year	-12.26%

5 Years	-0.15%

Since Inception[1]	1.93%

ADVISOR CLASS SHARES[2]

1 Year	-10.52%

5 Years	0.85%

Since Inception[1]	2.95%

1	Inception date: 12/7/2011.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$865.70	$4.43	0.95%
Hypothetical**	$1,000	$1,020.25	$4.80	0.95%
Class C
Actual	$1,000	$863.20	$7.92	1.70%
Hypothetical**	$1,000	$1,016.50	$8.57	1.70%
Advisor Class
Actual	$1,000	$866.60	$3.27	0.70%
Hypothetical**	$1,000	$1,021.50	$3.54	0.70%
Class R
Actual	$1,000	$864.70	$5.59	1.20%
Hypothetical**	$1,000	$1,019.00	$6.06	1.20%
Class K
Actual	$1,000	$865.80	$4.43	0.95%
Hypothetical**	$1,000	$1,020.25	$4.80	0.95%
Class I
Actual	$1,000	$866.90	$3.27	0.70%
Hypothetical**	$1,000	$1,021.50	$3.54	0.70%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

March 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $225.3

1

All data are as of March 31, 2020. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

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PORTFOLIO OF INVESTMENTS

March 31, 2020 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 42.4%
Industrial – 36.1%
Basic – 4.0%
Axalta Coating Systems LLC 4.875%, 08/15/2024(a)	U.S.$	300	$281,277
Berry Global, Inc. 6.00%, 10/15/2022		323	323,685
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		684	669,048
FMG Resources (August 2006) Pty Ltd. 4.75%, 05/15/2022(a)		980	979,500
5.125%, 03/15/2023-05/15/2024(a)		340	337,963
Freeport-McMoRan, Inc. 3.55%, 03/01/2022		88	84,972
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		329	307,237
Hecla Mining Co. 7.25%, 02/15/2028		298	262,267
OCI NV 5.00%, 04/15/2023(a)	EUR	300	311,153
5.25%, 11/01/2024(a)	U.S.$	475	449,516
Peabody Energy Corp. 6.00%, 03/31/2022(a)		1,430	995,523
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer 5.125%, 07/15/2023(a)		1,433	1,419,659
Sealed Air Corp. 5.25%, 04/01/2023(a)		305	312,460
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)	EUR	334	362,014
thyssenkrupp AG 2.875%, 02/22/2024(a)		343	334,628
Valvoline, Inc. 4.25%, 02/15/2030(a)	U.S.$	187	175,432
WR Grace & Co.-Conn 5.125%, 10/01/2021(a)		1,381	1,398,069

			9,004,403

Capital Goods – 3.8%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(b)	EUR	251	214,503
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.25%, 09/15/2022(a)	U.S.$	888	887,441
Ball Corp. 4.00%, 11/15/2023		700	705,663

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bombardier, Inc. 6.00%, 10/15/2022(a)	U.S.$	26	$19,500
6.125%, 01/15/2023(a)		1,150	810,577
7.50%, 03/15/2025(a)		26	18,595
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		72	59,649
Colfax Corp. 6.00%, 02/15/2024(a)		278	268,670
Crown European Holdings SA 2.25%, 02/01/2023(a)	EUR	116	125,411
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)	U.S.$	268	259,957
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,143	1,011,555
GFL Environmental, Inc. 5.125%, 12/15/2026(a)		64	62,802
5.625%, 05/01/2022(a)		405	408,038
Owens-Brockway Glass Container, Inc. 5.00%, 01/15/2022(a)		503	507,436
Silgan Holdings, Inc. 2.25%, 06/01/2028(a)	EUR	412	403,930
SPX FLOW, Inc. 5.875%, 08/15/2026(a)	U.S.$	264	253,411
Terex Corp. 5.625%, 02/01/2025(a)		929	873,130
Tervita Corp. 7.625%, 12/01/2021(a)		1,031	722,040
Triumph Group, Inc. 6.25%, 09/15/2024(a)		491	437,059
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	100,776
5.50%, 08/15/2026(a)	U.S.$	232	231,376
8.50%, 08/15/2027(a)		271	272,341

			8,653,860

Communications - Media – 5.5%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	104,855
AMC Networks, Inc. 4.75%, 12/15/2022	U.S.$	599	580,317
5.00%, 04/01/2024		711	691,810
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	110	109,354
5.375%, 03/01/2025(a)	U.S.$	295	274,565
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(a)		614	612,913
5.25%, 09/30/2022		936	942,992

14 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)	U.S.$	159	$152,277
CSC Holdings LLC 6.75%, 11/15/2021		346	359,581
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/2026(a)		217	176,247
6.625%, 08/15/2027(a)		58	38,732
DISH DBS Corp. 5.00%, 03/15/2023		291	278,784
5.125%, 05/01/2020		144	143,675
6.75%, 06/01/2021		391	396,404
7.75%, 07/01/2026		145	149,063
iHeartCommunications, Inc. 6.375%, 05/01/2026		508	484,175
Lamar Media Corp. 5.00%, 05/01/2023		671	666,981
Meredith Corp. 6.875%, 02/01/2026		715	628,356
Netflix, Inc. 5.50%, 02/15/2022		954	982,610
RR Donnelley & Sons Co. 7.00%, 02/15/2022		19	18,782
Sirius XM Radio, Inc. 3.875%, 08/01/2022(a)		850	846,855
4.625%, 05/15/2023-07/15/2024(a)		397	401,006
TEGNA, Inc. 4.875%, 09/15/2021(a)		1,398	1,370,040
Univision Communications, Inc. 5.125%, 05/15/2023-02/15/2025(a)		438	381,855
UPC Holding BV 5.50%, 01/15/2028(a)		322	305,311
Virgin Media Secured Finance PLC 5.50%, 08/15/2026(a)		860	873,786
Ziggo BV 5.50%, 01/15/2027(a)		527	526,889

			12,498,215

Communications - Telecommunications – 2.1%
Altice France SA/France 7.375%, 05/01/2026(a)		580	579,780
CB T-Mobile USA, Inc. 6.00%, 03/01/2023(c)(d)(e)(f)		731	– 0	–
6.50%, 01/15/2024(c)(d)(e)(f)		235	– 0	–
CenturyLink, Inc. Series S 6.45%, 06/15/2021		464	470,960

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series T 5.80%, 03/15/2022	U.S.$	260	$263,167
Series Y 7.50%, 04/01/2024		372	407,303
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		279	231,525
DKT Finance ApS 9.375%, 06/17/2023(a)		200	190,740
Front Range BidCo, Inc. 4.00%, 03/01/2027(a)		140	135,226
6.125%, 03/01/2028(a)		59	56,077
Intelsat Jackson Holdings SA 9.50%, 09/30/2022(a)		182	185,640
Level 3 Financing, Inc. 5.125%, 05/01/2023		322	319,630
5.375%, 08/15/2022		742	745,651
Sprint Corp. 7.25%, 02/01/2028(a)		188	188,000
T-Mobile USA, Inc. 6.00%, 03/01/2023		731	734,918
6.50%, 01/15/2024		235	238,600

			4,747,217

Consumer Cyclical - Automotive – 1.6%
Allison Transmission, Inc. 5.00%, 10/01/2024(a)		930	898,064
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025		70	56,799
6.50%, 04/01/2027		211	161,864
Dana, Inc. 5.50%, 12/15/2024		844	747,927
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026(a)	EUR	256	177,876
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a)(b)		281	241,563
Meritor, Inc. 6.25%, 02/15/2024	U.S.$	400	379,592
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 4.375%, 05/15/2026(a)	EUR	110	100,757
6.25%, 05/15/2026(a)	U.S.$	282	264,499
8.50%, 05/15/2027(a)		254	221,595
Tenneco, Inc. 5.00%, 07/15/2024(a)	EUR	230	169,033
Titan International, Inc. 6.50%, 11/30/2023	U.S.$	285	129,829

16 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Truck Hero, Inc. 8.50%, 04/21/2024(a)	U.S.$	184	$166,537

			3,715,935

Consumer Cyclical - Entertainment – 0.3%
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		891	569,144
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		132	78,972

			648,116

Consumer Cyclical - Other – 3.0%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		435	415,373
Eldorado Resorts, Inc. 6.00%, 04/01/2025		252	225,863
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		460	395,572
Forestar Group, Inc. 5.00%, 03/01/2028(a)		303	251,517
8.00%, 04/15/2024(a)		258	259,251
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125%, 12/01/2024		743	673,039
International Game Technology PLC 3.50%, 07/15/2024(a)	EUR	135	113,157
6.25%, 02/15/2022(a)	U.S.$	501	463,154
KB Home 7.00%, 12/15/2021		144	143,018
7.50%, 09/15/2022		363	360,354
7.625%, 05/15/2023		355	358,593
Marriott Ownership Resorts, Inc./ILG LLC Series WI 6.50%, 09/15/2026		380	327,431
Mattamy Group Corp. 5.25%, 12/15/2027(a)		695	646,433
MGM Resorts International 6.00%, 03/15/2023		302	289,165
7.75%, 03/15/2022		96	96,332
Samsonite Finco SARL 3.50%, 05/15/2026(a)	EUR	215	154,439
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)	U.S.$	445	382,985
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026(a)		355	336,320

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)	U.S.$	195	$181,217
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(a)		670	623,415

			6,696,628

Consumer Cyclical - Restaurants – 0.1%
Yum! Brands, Inc. 7.75%, 04/01/2025(a)		351	369,649

Consumer Cyclical - Retailers – 2.4%
Asbury Automotive Group, Inc. 4.50%, 03/01/2028(a)		102	87,091
Group 1 Automotive, Inc. 5.00%, 06/01/2022		1,377	1,259,129
Hanesbrands, Inc. 4.625%, 05/15/2024(a)		1,562	1,544,146
Penske Automotive Group, Inc. 5.75%, 10/01/2022		1,393	1,287,870
Rite Aid Corp. 7.50%, 07/01/2025(a)		145	140,333
Staples, Inc. 7.50%, 04/15/2026(a)		389	343,487
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		177	161,884
William Carter Co. (The) 5.625%, 03/15/2027(a)		547	528,637

			5,352,577

Consumer Non-Cyclical – 2.8%
Acadia Healthcare Co., Inc. 5.625%, 02/15/2023		578	550,204
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC 7.50%, 03/15/2026(a)		185	199,602
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		397	391,398
4.625%, 01/15/2027(a)		285	283,464
6.625%, 06/15/2024		257	261,017
Bausch Health Cos., Inc. 5.50%, 03/01/2023(a)		173	170,843
6.50%, 03/15/2022(a)		439	443,228
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	106	107,796
CHS/Community Health Systems, Inc. 6.625%, 02/15/2025(a)	U.S.$	357	334,537

18 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

DaVita, Inc. 5.125%, 07/15/2024	U.S.$	790	$788,064
Envision Healthcare Corp. 8.75%, 10/15/2026(a)		147	36,375
HCA, Inc. 5.875%, 02/15/2026		373	392,336
IQVIA, Inc. 3.25%, 03/15/2025(a)	EUR	248	267,039
LifePoint Health, Inc. 4.375%, 02/15/2027(a)	U.S.$	147	140,172
MEDNAX, Inc. 5.25%, 12/01/2023(a)		496	403,779
6.25%, 01/15/2027(a)		427	342,971
Newell Brands, Inc. 3.85%, 04/01/2023		205	208,079
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		272	270,515
Tenet Healthcare Corp. 4.875%, 01/01/2026(a)		678	646,907

			6,238,326

Energy – 4.1%
Antero Resources Corp. 5.125%, 12/01/2022		651	350,895
Buckeye Partners LP 3.95%, 12/01/2026		231	189,069
Callon Petroleum, Co. 6.25%, 04/15/2023		273	65,239
8.25%, 07/15/2025		125	22,477
Cheniere Energy Partners LP 4.50%, 10/01/2029(a)		193	166,719
CITGO Petroleum Corp. 6.25%, 08/15/2022(a)		370	335,072
Comstock Resources Inc. 7.50%, 05/15/2025(a)		68	43,341
DCP Midstream Operating LP 4.95%, 04/01/2022		1,011	832,296
Denbury Resources, Inc. 9.00%, 05/15/2021(a)		165	48,274
EnLink Midstream Partners LP 4.15%, 06/01/2025		208	100,776
4.85%, 07/15/2026		249	122,247
EQM Midstream Partners LP Series 10Y 5.50%, 07/15/2028		204	113,571
EQT Corp. 3.00%, 10/01/2022		152	126,773
6.125%, 02/01/2025		161	123,986

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024	U.S.$	108	$75,211
7.75%, 02/01/2028		680	476,048
Global Partners LP/GLP Finance Corp. 7.00%, 06/15/2023		417	341,181
Gulfport Energy Corp. 6.00%, 10/15/2024		400	97,244
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		195	139,872
HighPoint Operating Corp. 7.00%, 10/15/2022		231	120,307
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/01/2024(a)		469	218,910
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		356	120,488
Neptune Energy Bondco PLC 6.625%, 05/15/2025(a)		235	131,957
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		1,060	368,530
Nine Energy Service, Inc. 8.75%, 11/01/2023(a)		283	70,778
Noble Holding International Ltd. 7.75%, 01/15/2024		45	4,632
Oasis Petroleum, Inc. 6.875%, 03/15/2022		173	34,380
Occidental Petroleum Corp. 2.70%, 02/15/2023		312	188,439
2.90%, 08/15/2024		1,125	618,469
3.20%, 08/15/2026		87	41,907
PDC Energy, Inc. 5.75%, 05/15/2026		304	155,545
QEP Resources, Inc. 5.25%, 05/01/2023		588	229,179
5.375%, 10/01/2022		328	148,092
Range Resources Corp. 5.00%, 08/15/2022-03/15/2023		721	529,855
5.875%, 07/01/2022		12	8,583
SM Energy Co. 5.625%, 06/01/2025		185	53,382
6.125%, 11/15/2022		115	50,155
Sunoco LP/Sunoco Finance Corp. 4.875%, 01/15/2023		1,150	1,104,023
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		238	211,268

20 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transocean Sentry Ltd. 5.375%, 05/15/2023(a)	U.S.$	530	$445,597
Weatherford International Ltd. 11.00%, 12/01/2024(a)		109	65,298
Western Midstream Operating LP 4.05%, 02/01/2030		1,182	517,822

			9,207,887

Other Industrial – 0.4%
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		679	656,131
Performance Food Group, Inc. 5.50%, 10/15/2027(a)		190	176,204

			832,335

Services – 2.8%
ADT Security Corp. (The) 4.125%, 06/15/2023		539	527,088
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		120	118,207
APX Group, Inc. 6.75%, 02/15/2027(a)		147	124,928
7.875%, 12/01/2022		415	395,234
Aramark Services, Inc. 4.75%, 06/01/2026		195	183,515
5.00%, 04/01/2025(a)		506	478,615
Carlson Travel, Inc. 6.75%, 12/15/2023(a)		816	557,867
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	169	104,537
Harsco Corp. 5.75%, 07/31/2027(a)	U.S.$	358	331,096
Intertrust Group BV 3.375%, 11/15/2025(a)	EUR	556	590,266
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/01/2020	U.S.$	560	551,432
5.00%, 04/15/2022(a)		680	632,692
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		583	571,573
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		85	85,582
Sabre GLBL, Inc. 5.25%, 11/15/2023(a)		166	152,715
5.375%, 04/15/2023(a)		923	844,545

			6,249,892

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 2.0%
CommScope, Inc. 5.50%, 03/01/2024(a)	U.S.$	1,087	$1,098,522
8.25%, 03/01/2027(a)		251	244,102
Dell International LLC/EMC Corp. 5.875%, 06/15/2021(a)		359	359,072
7.125%, 06/15/2024(a)		671	692,700
Infor US, Inc. 6.50%, 05/15/2022		253	248,297
NCR Corp. 5.75%, 09/01/2027(a)		309	283,375
Science Applications International Corp. 4.875%, 04/01/2028(a)		28	26,881
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024(a)		195	191,000
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 02/01/2023(a)		558	502,451
Xerox Corp. 4.125%, 03/15/2023		798	796,548

			4,442,948

Transportation - Services – 1.2%
Algeco Global Finance PLC 6.50%, 02/15/2023(a)	EUR	109	89,027
8.00%, 02/15/2023(a)	U.S.$	806	606,297
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		69	54,821
Europcar Mobility Group 4.00%, 04/30/2026(a)	EUR	400	198,522
Hertz Corp. (The) 5.50%, 10/15/2024(a)	U.S.$	350	192,147
6.25%, 10/15/2022		145	101,570
United Rentals North America, Inc. 5.50%, 07/15/2025		156	151,259
XPO Logistics, Inc. 6.125%, 09/01/2023(a)		1,311	1,269,428

			2,663,071

			81,321,059

Financial Institutions – 5.9%
Banking – 2.5%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		1,075	811,733
Banco Bilbao Vizcaya Argentaria SA 5.875%, 09/24/2023(a)(g)	EUR	200	186,390
Banco Santander SA 6.75%, 04/25/2022(a)(g)		600	595,566

22 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Barclays PLC 7.125%, 06/15/2025(g)	GBP	309	$326,433
Citigroup, Inc. Series V 4.70%, 01/30/2025(g)	U.S.$	292	247,306
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		914	888,061
Royal Bank of Scotland Group PLC 8.625%, 08/15/2021(g)		1,050	1,040,098
Series U 3.77% (LIBOR 3 Month + 2.32%), 09/30/2027(g)(h)		900	751,383
Societe Generale SA 8.00%, 09/29/2025(a)(g)		386	355,120
UniCredit SpA 9.25%, 06/03/2022(a)(g)	EUR	427	442,682

			5,644,772

Brokerage – 0.3%
LPL Holdings, Inc. 5.75%, 09/15/2025(a)	U.S.$	385	369,712
NFP Corp. 6.875%, 07/15/2025(a)		239	235,145
8.00%, 07/15/2025(a)		122	113,649

			718,506

Finance – 1.1%
goeasy Ltd. 5.375%, 12/01/2024(a)		852	793,025
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 06/03/2026(a)		223	208,364
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	327	298,656
Navient Corp. 5.50%, 01/25/2023	U.S.$	506	467,296
6.50%, 06/15/2022		117	114,506
7.25%, 09/25/2023		137	134,276
SLM Corp. 5.125%, 04/05/2022		449	386,953

			2,403,076

Insurance – 0.3%
Acrisure LLC/Acrisure Finance, Inc. 8.125%, 02/15/2024(a)		396	388,939
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/2022(a)(b)		270	213,206

			602,145

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Finance – 0.5%
Intrum AB 2.75%, 07/15/2022(a)	EUR	310	$286,984
3.50%, 07/15/2026(a)		115	91,350
Nordic Aviation Capital 3.79%, 02/27/2023	U.S.$	750	705,417

			1,083,751

REITS – 1.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)		236	191,415
Diversified Healthcare Trust 6.75%, 12/15/2021		250	261,622
Iron Mountain, Inc. 4.375%, 06/01/2021(a)		294	295,035
6.00%, 08/15/2023		521	523,657
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		696	668,188
5.75%, 02/01/2027		200	179,836
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(a)		285	240,380
VICI Properties LP/VICI Note Co., Inc. 3.50%, 02/15/2025(a)		435	405,955

			2,766,088

			13,218,338

Utility – 0.4%
Electric – 0.4%
Calpine Corp. 5.50%, 02/01/2024		62	58,864
Talen Energy Supply LLC 7.25%, 05/15/2027(a)		394	350,459
Vistra Operations Co. LLC 5.50%, 09/01/2026(a)		528	544,162

			953,485

Total Corporates – Non-Investment Grade (cost $109,699,501)			95,492,882

CORPORATES – INVESTMENT GRADE – 22.1%
Industrial – 14.0%
Basic – 2.8%
Anglo American Capital PLC 3.625%, 09/11/2024(a)		1,323	1,243,660
Braskem Netherlands Finance BV 4.50%, 01/10/2028-01/31/2030(a)		757	590,523

24 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Celulosa Arauco y Constitucion SA 4.50%, 08/01/2024	U.S.$	399	$375,060
Equate Petrochemical BV 3.00%, 03/03/2022(a)		505	483,222
Glencore Finance Canada Ltd. 4.25%, 10/25/2022(a)		610	596,061
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(a)	EUR	290	299,281
Glencore Funding LLC 4.125%, 05/30/2023(a)	U.S.$	300	284,622
Gold Fields Orogen Holdings BVI Ltd. 4.875%, 10/07/2020(a)		242	235,043
GTL Trade Finance, Inc./Gerdau Holdings, Inc. 5.893%, 04/29/2024(a)		254	251,460
Mosaic Co. (The) 3.25%, 11/15/2022		1,130	1,181,223
Westlake Chemical Corp. 3.60%, 08/15/2026		843	765,950

			6,306,105

Capital Goods – 0.4%
CNH Industrial NV 4.50%, 08/15/2023		854	868,040

Communications - Media – 0.3%
ViacomCBS, Inc. 4.75%, 05/15/2025		782	780,553

Communications - Telecommunications – 0.7%
Qwest Corp. 6.75%, 12/01/2021		265	267,918
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		1,385	1,405,276

			1,673,194

Consumer Cyclical - Automotive – 1.6%
Fiat Chrysler Automobiles NV 4.50%, 04/15/2020		456	454,463
Ford Motor Credit Co. LLC 3.096%, 05/04/2023		792	704,880
General Motors Financial Co., Inc. 2.20%, 04/01/2024(a)	EUR	472	442,202
5.10%, 01/17/2024	U.S.$	837	766,474
ZF North America Capital, Inc. 4.50%, 04/29/2022(a)		907	850,449
4.75%, 04/29/2025(a)		400	335,244

			3,553,712

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 1.875%, 11/07/2022	EUR	785	$623,367

Consumer Cyclical - Other – 1.7%
Las Vegas Sands Corp. 3.20%, 08/08/2024	U.S.$	545	492,189
Lennar Corp. 4.50%, 04/30/2024		258	248,684
4.75%, 11/15/2022		650	639,600
PulteGroup, Inc. 5.50%, 03/01/2026		748	745,150
Standard Industries, Inc./NJ 5.375%, 11/15/2024(a)		295	284,702
5.50%, 02/15/2023(a)		424	407,867
Toll Brothers Finance Corp. 4.375%, 04/15/2023		867	848,186
5.875%, 02/15/2022		237	231,698

			3,898,076

Consumer Cyclical - Retailers – 0.1%
TJX Cos, Inc. (The) 3.50%, 04/15/2025		167	170,694

Consumer Non-Cyclical – 1.4%
Altria Group, Inc. 2.20%, 06/15/2027	EUR	860	920,039
Bat Capital Corp. 4.70%, 04/02/2027	U.S.$	199	200,914
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026		1,127	1,008,395
Imperial Brands Finance PLC 3.50%, 07/26/2026(a)		367	347,204
Sysco Corp. 5.65%, 04/01/2025		225	224,845
Universal Health Services, Inc. 4.75%, 08/01/2022(a)		480	476,942

			3,178,339

Energy – 3.1%
Boardwalk Pipelines LP 5.95%, 06/01/2026		513	465,999
Cenovus Energy, Inc. 3.80%, 09/15/2023		30	15,942
4.25%, 04/15/2027		830	403,090
Cheniere Corpus Christi Holdings LLC 7.00%, 06/30/2024		511	448,433
Continental Resources, Inc./OK 4.50%, 04/15/2023		534	296,172

26 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)	U.S.$	274	$243,432
Enable Midstream Partners LP 3.90%, 05/15/2024		1,564	867,426
Energy Transfer Operating LP 4.25%, 03/15/2023		509	458,014
Marathon Petroleum Corp. 5.125%, 12/15/2026		1,656	1,621,108
Newfield Exploration Co. 5.625%, 07/01/2024		1,029	512,432
5.75%, 01/30/2022		319	216,512
ONEOK, Inc. 4.35%, 03/15/2029		323	263,700
Plains All American Pipeline LP/PAA Finance Corp. 4.65%, 10/15/2025		520	419,286
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024		387	359,093
WPX Energy, Inc. 4.50%, 01/15/2030		531	287,802

			6,878,441

Technology – 1.4%
Broadcom, Inc. 4.25%, 04/15/2026(a)		390	385,527
Ingram Micro, Inc. 5.45%, 12/15/2024		89	72,740
Micron Technology, Inc. 4.185%, 02/15/2027		108	109,636
4.975%, 02/06/2026		137	143,549
NXP BV/NXP Funding LLC 4.125%, 06/01/2021(a)		537	542,021
Seagate HDD Cayman 4.75%, 01/01/2025		39	38,480
4.875%, 03/01/2024		536	535,394
VMware, Inc. 3.90%, 08/21/2027		818	807,881
Western Digital Corp. 4.75%, 02/15/2026		460	466,606

			3,101,834

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 3.95%, 01/19/2022(a)		546	504,538

			31,536,893

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 7.2%
Banking – 3.7%
ABN AMRO Bank NV 6.25%, 04/27/2022(a)	U.S.$	787	$815,781
7.75%, 05/15/2023(i)		200	215,232
AIB Group PLC 4.263%, 04/10/2025(a)		614	589,587
4.75%, 10/12/2023(a)		290	286,018
Ally Financial, Inc. 4.125%, 02/13/2022		136	134,150
BBVA Bancomer SA/Texas 6.50%, 03/10/2021(a)		520	521,248
BNP Paribas SA 6.75%, 03/14/2022(a)(g)		383	350,748
7.625%, 03/30/2021(a)(g)		383	373,682
CIT Group, Inc. 5.00%, 08/15/2022		108	106,276
5.25%, 03/07/2025		746	727,082
Citigroup Capital XVIII 1.444% (Sterling LIBOR 3 Month + 0.89%), 06/28/2067(h)	GBP	643	745,711
Cooperatieve Rabobank UA 3.95%, 11/09/2022	U.S.$	250	254,008
DNB Bank ASA 6.50%, 03/26/2022(a)(g)		200	181,830
JPMorgan Chase & Co. Series HH 4.60%, 02/01/2025(g)		392	345,136
Lloyds Banking Group PLC 3.00%, 01/11/2022		360	355,784
7.625%, 06/27/2023(a)(g)	GBP	410	428,375
Santander Holdings USA, Inc. 4.40%, 07/13/2027	U.S.$	230	219,793
Societe Generale SA 4.75%, 11/24/2025(a)		500	496,090
Standard Chartered PLC 5.20%, 01/26/2024(a)		506	500,439
UBS Group AG 7.00%, 01/31/2024-02/19/2025(a)(g)		744	707,652

			8,354,622

Finance – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.65%, 07/21/2027		464	356,834
Air Lease Corp. Series G 3.75%, 06/01/2026		932	803,841

28 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Park Aerospace Holdings Ltd. 4.50%, 03/15/2023(a)	U.S.$	155	$129,186
Synchrony Financial 4.25%, 08/15/2024		1,070	1,038,906

			2,328,767

Insurance – 0.3%
Centene Corp. 4.25%, 12/15/2027(a)		169	165,635
4.625%, 12/15/2029(a)		20	20,089
4.75%, 01/15/2025(a)		537	545,216

			730,940

REITS – 2.2%
EPR Properties 4.95%, 04/15/2028		128	116,257
5.25%, 07/15/2023		650	603,629
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		13	11,513
5.25%, 06/01/2025		191	177,027
5.375%, 11/01/2023-04/15/2026		1,103	1,004,981
Healthpeak Properties, Inc. 4.20%, 03/01/2024		58	55,261
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 08/01/2026		530	526,279
Omega Healthcare Investors, Inc. 4.375%, 08/01/2023		325	324,032
Regency Centers LP 3.75%, 06/15/2024		400	424,968
Sabra Health Care LP 4.80%, 06/01/2024		371	354,520
Service Properties Trust 4.35%, 10/01/2024		1,392	1,021,756
Spirit Realty LP 4.45%, 09/15/2026		303	286,780

			4,907,003

			16,321,332

Utility – 0.9%
Electric – 0.9%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)		273	241,243
AES Corp./VA 4.00%, 03/15/2021		829	821,365
Enel Americas SA 4.00%, 10/25/2026		745	696,808

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NRG Energy, Inc. 3.75%, 06/15/2024(a)	U.S.$	171	$169,114

			1,928,530

Total Corporates – Investment Grade (cost $55,922,620)			49,786,755

BANK LOANS – 11.6%
Industrial – 10.7%
Basic – 0.1%
Arconic Rolled Products Corporation 02/04/2027(c)(j)		150	135,000
Nouryon Finance B.V. (fka AkzoNobel) 3.863% (LIBOR 1 Month + 3.00%), 10/01/2025(c)(k)		94	83,708

			218,708

Capital Goods – 1.6%
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(k)		932	712,722
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 3.989% (LIBOR 1 Month + 3.00%), 08/01/2025(c)(k)		363	340,958
BWay Holding Company 5.084% (LIBOR 3 Month + 3.25%), 04/03/2024(k)		797	645,788
Gates Global LLC 3.750% (LIBOR 1 Month + 2.75%), 04/01/2024(k)		355	305,646
GFL Environmental Inc. 3.989% (LIBOR 1 Month + 3.00%),(k)		261	251,748
4.000% (LIBOR 1 Month + 3.00%), 05/30/2025(k)		47	45,047
Granite US Holdings Corporation 6.322% (LIBOR 3 Month + 5.25%), 09/30/2026(c)(k)		553	387,254
Honeywell Technologies SARL (fka Garrett Motion Inc.) 3.770% (LIBOR 3 Month + 2.50%), 09/27/2025(c)(k)		290	237,496
TransDigm Inc. 3.239% (LIBOR 1 Month + 2.25%), 12/09/2025(k)		674	612,079
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 3.489% (LIBOR 1 Month + 2.50%), 10/23/2025(k)		58	44,482

			3,583,220

30 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 0.3%
Clear Channel Outdoor Holdings, Inc. 4.489% (LIBOR 1 Month + 3.50%), 08/21/2026(c)(k)	U.S.$	84	$70,207
Diamond Sports Group, LLC 4.180% (LIBOR 1 Month + 3.25%), 08/24/2026(c)(k)		118	90,612
Townsquare Media, Inc. 4.000% (LIBOR 1 Month + 3.00%), 04/01/2022(c)(k)		397	339,340
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(k)		285	240,252

			740,411

Communications - Telecommunications – 0.2%
Intelsat Jackson Holdings S.A. 6.432% (LIBOR 6 Month + 4.50%), 01/02/2024(k)		54	49,128
6.625%, 01/02/2024		90	83,160
West Corporation 5.450% (LIBOR 3 Month + 4.00%), 10/10/2024(k)		511	381,342

			513,630

Consumer Cyclical - Automotive – 0.3%
Dana Incorporated 3.240% (LIBOR 1 Month + 2.25%), 02/27/2026(c)(k)		409	372,505
Navistar, Inc. 4.280% (LIBOR 1 Month + 3.50%), 11/06/2024(k)		281	241,264
Panther BF Aggregator 2 L P 4.441% (LIBOR 1 Month + 3.50%), 04/30/2026(c)(k)		129	117,709

			731,478

Consumer Cyclical - Entertainment – 0.5%
Motion Acquisition Limited 4.322% (LIBOR 3 Month + 3.25%), 11/12/2026(k)		226	180,490
4.700% (LIBOR 3 Month + 3.25%), 11/12/2026(k)		1	452
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.989% (LIBOR 1 Month + 3.00%), 04/01/2024(k)		1,017	828,382

			1,009,324

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 1.1%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC) 3.739% (LIBOR 1 Month + 2.75%), 12/23/2024(k)	U.S.$	430	$345,822
Marriott Ownership Resorts, Inc. 2.739% (LIBOR 1 Month + 1.75%), 08/29/2025(c)(k)		354	307,613
Playtika Holding Corp. 7.072% (LIBOR 3 Month + 6.00%), 12/10/2024(k)		1,113	1,033,150
Ply Gem Midco, Inc. 4.561% (LIBOR 1 Month + 3.75%), 04/12/2025(c)(k)		129	108,743
Scientific Games International, Inc. 3.739% (LIBOR 1 Month + 2.75%), 08/14/2024(k)		414	332,651
4.369% (LIBOR 2 Month + 2.75%), 08/14/2024(k)		101	80,861
Stars Group Holdings B.V. 4.950% (LIBOR 3 Month + 3.50%), 07/10/2025(k)		165	157,188

			2,366,028

Consumer Cyclical - Restaurants – 1.3%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (fka Burger King/Tim Hortons) 2.739% (LIBOR 1 Month + 1.75%), 11/19/2026(c)(k)		1,649	1,516,724
Golden Nugget, Inc. (fka Landry’s Inc.) 3.489% (LIBOR 1 Month + 2.50%), 10/04/2023(k)		613	475,244
3.695% (LIBOR 3 Month + 2.50%), 10/04/2023(c)(k)		523	405,665
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(k)		1	940
3.954% (LIBOR 3 Month + 2.75%), 02/05/2025(k)		478	367,329
Whatabrands LLC 3.766% (LIBOR 1 Month + 2.75%), 07/31/2026(c)(k)		207	169,544

			2,935,446

32 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.4%
Bass Pro Group, LLC 6.072% (LIBOR 3 Month + 5.00%), 09/25/2024(c)(k)	U.S.$	131	$109,325
PetSmart, Inc. 5.000% (LIBOR 3 Month + 4.00%), 03/11/2022(k)		524	501,362
Specialty Building Products Holdings, LLC 6.739% (LIBOR 1 Month + 5.75%), 10/01/2025(k)		298	249,122

			859,809

Consumer Non-Cyclical – 2.6%
Acadia Healthcare Company, Inc. 3.500% (LIBOR 1 Month + 2.50%), 02/11/2022-02/16/2023(k)		375	340,685
Aldevron, L.L.C. 5.700% (LIBOR 3 Month + 4.25%), 10/12/2026(c)(k)		794	738,021
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 8.739% (LIBOR 1 Month + 7.75%), 09/26/2025(k)		455	330,036
Arbor Pharmaceuticals, LLC 6.000% (LIBOR 1 Month + 5.00%), 07/05/2023(k)		386	275,418
BI-LO, LLC 9.314% (LIBOR 3 Month + 8.00%), 05/31/2024(k)		295	235,794
9.660% (LIBOR 2 Month + 8.00%), 05/31/2024(k)		310	247,188
9.737% (LIBOR 3 Month + 8.00%), 05/31/2024(k)		301	239,850
Chobani, LLC (Chobani Idaho, LLC) 4.500% (LIBOR 1 Month + 3.50%), 10/10/2023(k)		291	257,819
Envision Healthcare Corporation 4.739% (LIBOR 1 Month + 3.75%), 10/10/2025(k)		275	138,920
Global Medical Response, Inc. 4.932% (LIBOR 2 Month + 3.25%), 04/28/2022(c)(k)		1,455	1,342,017
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 4.739% (LIBOR 1 Month + 3.75%), 11/16/2025(k)		672	620,665

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MPH Acquisition Holdings LLC 4.200% (LIBOR 3 Month + 2.75%), 06/07/2023(k)	U.S.$	532	$469,030
U.S. Renal Care, Inc. 6.000% (LIBOR 1 Month + 5.00%), 06/26/2026(k)		832	718,934

			5,954,377

Energy – 0.2%
California Resources Corporation 11.988% (LIBOR 3 Month + 10.38%), 12/31/2021(k)		546	25,733
Chesapeake Energy Corporation 9.000% (LIBOR 1 Month + 8.00%), 06/24/2024(k)		571	219,835
CITGO Petroleum Corporation 6.000% (LIBOR 1 Month + 5.00%), 03/28/2024(c)(k)		298	259,450

			505,018

Other Industrial – 0.1%
Core & Main LP 4.330% (LIBOR 3 Month + 2.75%), 08/01/2024(k)		11	9,570
4.331% (LIBOR 3 Month + 2.75%), 08/01/2024(k)		27	23,356
4.331% (LIBOR 1 Month + 2.75%), 08/01/2024(c)(k)		24	21,268
Dealer Tire, LLC 5.239% (LIBOR 1 Month + 4.25%), 12/12/2025(k)		130	105,037
KAR Auction Services, Inc. 3.188% (LIBOR 1 Month + 2.25%), 09/19/2026(c)(k)		107	98,660
Rockwood Service Corporation 5.700% (LIBOR 3 Month + 4.25%), 01/23/2027(c)(k)		37	31,150

			289,041

Services – 0.8%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 5.239% (LIBOR 1 Month + 4.25%), 07/10/2026(c)(k)		578	531,775
Amentum Government Services Holdings LLC 4.990% (LIBOR 1 Month + 4.00%), 01/29/2027(c)(k)		60	55,200
Garda World Security Corporation 6.390% (LIBOR 3 Month + 4.75%), 10/30/2026(c)(k)		195	183,096

34 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Parexel International Corporation 3.739% (LIBOR 1 Month + 2.75%), 09/27/2024(k)	U.S.$	297	$252,294
PI UK Holdco II Limited 4.700% (LIBOR 3 Month + 3.25%), 01/03/2025(k)		401	335,272
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(k)		534	334,056

			1,691,693

Technology – 1.2%
athenahealth, Inc. 5.284% (LIBOR 3 Month + 4.50%), 02/11/2026(c)(k)		534	496,927
Avaya Inc. 4.955% (LIBOR 1 Month + 4.25%), 12/15/2024(k)		253	214,016
Boxer Parent Company Inc. (fka BMC Software, Inc.) 5.239% (LIBOR 1 Month + 4.25%), 10/02/2025(k)		1,028	848,189
MTS Systems Corporation 4.240% (LIBOR 1 Month + 3.25%), 07/05/2023(c)(k)		160	143,716
Pitney Bowes Inc. 6.490% (LIBOR 1 Month + 5.50%), 01/17/2025(c)(k)		296	251,600
Presidio Holdings Inc. 5.280% (LIBOR 2 Month + 3.50%), 01/22/2027(c)(k)		111	103,462
Solera, LLC (Solera Finance, Inc.) 4.363% (LIBOR 3 Month + 2.75%), 03/03/2023(k)		672	626,640
Veritas US Inc. 5.950% (LIBOR 3 Month + 4.50%), 01/27/2023(k)		98	83,655

			2,768,205

			24,166,388

Financial Institutions – 0.6%
Finance – 0.2%
Avolon TLB Borrower 1 (US) LLC 2.523% (LIBOR 1 Month + 1.75%), 01/15/2025(k)		183	162,048
Ellie Mae, Inc. 5.200% (LIBOR 3 Month + 3.75%), 04/17/2026(c)(k)		46	39,877

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Jefferies Finance LLC 4.250% (LIBOR 1 Month + 3.25%), 06/03/2026(k)	U.S.$	200	$165,529

			367,454

Insurance – 0.4%
Hub International Limited 5.692% (LIBOR 3 Month + 4.00%), 04/25/2025(c)(k)		726	680,326
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.989% (LIBOR 1 Month + 4.00%), 09/03/2026(k)		368	329,624

			1,009,950

			1,377,404

Utility – 0.3%
Electric – 0.3%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(k)		93	77,446
5.200% (LIBOR 3 Month + 3.75%), 11/09/2026(k)		528	437,574

			515,020

Total Bank Loans (cost $31,054,037)			26,058,812

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.2%
Risk Share Floating Rate – 8.2%
Bellemeade Re Ltd. Series 2019-1A, Class M2 3.647% (LIBOR 1 Month + 2.70%), 03/25/2029(a)(h)		185	144,595
Series 2019-2A, Class M1C 2.947% (LIBOR 1 Month + 2.00%), 04/25/2029(a)(h)		342	303,749
Series 2019-3A, Class M1C 2.897% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(h)		853	633,407
Series 2019-4A, Class M1C 3.447% (LIBOR 1 Month + 2.50%), 10/25/2029(a)(h)		465	351,522
Series 2019-4A, Class M2 3.797% (LIBOR 1 Month + 2.85%), 10/25/2029(a)(h)		884	541,988

36 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 3.347% (LIBOR 1 Month + 2.40%), 04/25/2031(a)(h)	U.S.$	700	$598,035
Series 2019-R01, Class 2M2 3.397% (LIBOR 1 Month + 2.45%), 07/25/2031(a)(h)		601	498,031
Series 2019-R02, Class 1M2 3.247% (LIBOR 1 Month + 2.30%), 08/25/2031(a)(h)		232	191,704
Series 2019-R03, Class 1M2 3.097% (LIBOR 1 Month + 2.15%), 09/25/2031(a)(h)		65	53,222
Series 2019-R05, Class 1M2 2.947% (LIBOR 1 Month + 2.00%), 07/25/2039(a)(h)		443	373,848
Series 2019-R06, Class 2M2 3.047% (LIBOR 1 Month + 2.10%), 09/25/2039(a)(h)		709	547,986
Series 2019-R07, Class 1M2 3.047% (LIBOR 1 Month + 2.10%), 10/25/2039(a)(h)		970	781,561
Federal Home Loan Mortgage Corp. Series 2018-HQA2, Class M2 3.247% (LIBOR 1 Month + 2.30%), 10/25/2048(a)(h)		602	490,784
Series 2019-DNA1, Class M2 3.597% (LIBOR 1 Month + 2.65%), 01/25/2049(a)(h)		356	313,167
Series 2019-HQA1, Class M2 3.297% (LIBOR 1 Month + 2.35%), 02/25/2049(a)(h)		277	233,503
Series 2020-DNA1, Class M2 2.647% (LIBOR 1 Month + 1.70%), 01/25/2050(a)(h)		1,821	1,174,644
Series 2020-HQA2, Class M2 3.911% (LIBOR 1 Month + 3.10%), 03/25/2050(a)(h)		83	53,409
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 4.247% (LIBOR 1 Month + 3.30%), 10/25/2027(h)		250	239,979
Series 2016-DNA4, Class M3 4.747% (LIBOR 1 Month + 3.80%), 03/25/2029(h)		928	860,544

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2017-DNA1, Class M2 4.197% (LIBOR 1 Month + 3.25%), 07/25/2029(h)	U.S.$	950	$835,999
Series 2017-HQA1, Class M2 4.497% (LIBOR 1 Month + 3.55%), 08/25/2029(h)		450	353,440
Series 2018-DNA1, Class M2 2.747% (LIBOR 1 Month + 1.80%), 07/25/2030(h)		462	378,840
Series 2018-HQA1, Class M2 3.247% (LIBOR 1 Month + 2.30%), 09/25/2030(h)		238	200,389
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C03, Class 1M2 5.947% (LIBOR 1 Month + 5.00%), 07/25/2025(h)		519	499,432
Series 2015-C04, Class 1M2 6.647% (LIBOR 1 Month + 5.70%), 04/25/2028(h)		102	100,905
Series 2015-C04, Class 2M2 6.497% (LIBOR 1 Month + 5.55%), 04/25/2028(h)		131	121,681
Series 2016-C01, Class 1M2 7.697% (LIBOR 1 Month + 6.75%), 08/25/2028(h)		341	325,352
Series 2016-C01, Class 2M2 7.897% (LIBOR 1 Month + 6.95%), 08/25/2028(h)		127	127,266
Series 2016-C04, Class 1M2 5.197% (LIBOR 1 Month + 4.25%), 01/25/2029(h)		788	740,804
Series 2016-C05, Class 2M2 5.397% (LIBOR 1 Month + 4.45%), 01/25/2029(h)		150	143,166
Series 2016-C07, Class 2M2 5.297% (LIBOR 1 Month + 4.35%), 05/25/2029(h)		154	146,563
Series 2017-C01, Class 1M2 4.497% (LIBOR 1 Month + 3.55%), 07/25/2029(h)		417	381,406
Series 2017-C02, Class 2B1 6.447% (LIBOR 1 Month + 5.50%), 09/25/2029(h)		415	257,656
Series 2017-C03, Class 1M2 3.947% (LIBOR 1 Month + 3.00%), 10/25/2029(h)		22	19,481

38 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2017-C07, Class 2M2 3.447% (LIBOR 1 Month + 2.50%), 05/25/2030(h)	U.S.$	14	$12,387
Series 2018-C01, Class 1M1 1.547% (LIBOR 1 Month + 0.60%), 07/25/2030(h)		150	148,835
Series 2018-C01, Class 1M2 3.197% (LIBOR 1 Month + 2.25%), 07/25/2030(h)		738	637,274
Series 2018-C02, Class 2M2 3.147% (LIBOR 1 Month + 2.20%), 08/25/2030(h)		329	271,792
Series 2018-C04, Class 2M2 3.497% (LIBOR 1 Month + 2.55%), 12/25/2030(h)		1,078	883,716
Series 2018-C05, Class 1M1 1.667% (LIBOR 1 Month + 0.72%), 01/25/2031(h)		63	62,446
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.847% (LIBOR 1 Month + 2.90%), 11/26/2029(a)(h)		905	760,154
Series 2020-1, Class M1B 2.397% (LIBOR 1 Month + 1.45%), 02/25/2030(a)(h)		962	880,058
Oaktown Re III Ltd. Series 2019-1A, Class M2 3.497% (LIBOR 1 Month + 2.55%), 07/25/2029 (a)(h)		270	221,496
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 3.613% (LIBOR 1 Month + 2.00%), 03/27/2024(h)(i)		354	340,622
Series 2019-2R, Class A 4.363% (LIBOR 1 Month + 2.75%), 05/27/2023(h)(i)		363	338,594
Series 2020-1R, Class A 3.995% (LIBOR 1 Month + 2.35%), 02/27/2023(a)(i)		651	487,664
Radnor Re Ltd. Series 2018-1, Class M2 3.647% (LIBOR 1 Month + 2.70%), 03/25/2028(a)(h)		150	151,218
Series 2019-1, Class M1B 2.897% (LIBOR 1 Month + 1.95%), 02/25/2029(a)(h)		272	270,913

Total Collateralized Mortgage Obligations (cost $22,498,573)			18,485,227

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS – SOVEREIGNS – 4.1%
Angola – 0.1%
Angolan Government International Bond 9.50%, 11/12/2025(a)	U.S.$	710	$280,450

Bahamas – 0.1%
Bahamas Government International Bond 6.00%, 11/21/2028(a)		250	279,063

Bahrain – 0.2%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	520,659

Costa Rica – 0.4%
Costa Rica Government International Bond 4.375%, 04/30/2025(a)		1,054	866,256

Dominican Republic – 0.5%
Dominican Republic International Bond 6.875%, 01/29/2026(a)		520	515,937
7.50%, 05/06/2021(a)		601	602,837

			1,118,774

Ecuador – 0.1%
Ecuador Government International Bond 10.75%, 03/28/2022-01/31/2029(a)		493	144,575

Egypt – 0.4%
Egypt Government International Bond 6.20%, 03/01/2024(a)		380	350,550
7.50%, 01/31/2027(a)		485	434,075

			784,625

El Salvador – 0.1%
El Salvador Government International Bond 7.75%, 01/24/2023(a)		300	292,406

Ghana – 0.3%
Ghana Government International Bond 6.375%, 02/11/2027(a)		224	163,100
7.875%, 03/26/2027(a)		545	395,806

			558,906

Honduras – 0.2%
Honduras Government International Bond 6.25%, 01/19/2027(a)		380	400,900

40 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kenya – 0.2%
Kenya Government International Bond 6.875%, 06/24/2024(a)	U.S.$	572	$544,830

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a)(d)(l)		210	38,850
6.85%, 03/23/2027(a)(d)(l)		11	1,980
Series G 6.60%, 11/27/2026(a)(d)(l)		51	9,180

			50,010

Mongolia – 0.1%
Mongolia Government International Bond 5.125%, 12/05/2022(a)		260	232,213

Nigeria – 0.5%
Nigeria Government International Bond 7.625%, 11/21/2025(a)		1,420	1,093,400

Oman – 0.2%
Oman Government International Bond 4.125%, 01/17/2023(a)		400	331,875
4.875%, 02/01/2025(a)		276	211,485

			543,360

Senegal – 0.1%
Senegal Government International Bond 8.75%, 05/13/2021(a)		240	235,875

South Africa – 0.2%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		208	169,520
4.85%, 09/30/2029		200	163,000

			332,520

Sri Lanka – 0.2%
Sri Lanka Government International Bond 5.875%, 07/25/2022(a)		260	168,118
6.85%, 03/14/2024(a)		656	388,339

			556,457

Ukraine – 0.2%
Ukraine Government International Bond 7.75%, 09/01/2021(a)		530	508,800

Total Emerging Markets – Sovereigns (cost $12,192,702)			9,344,079

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS – CORPORATE BONDS – 1.8%
Industrial – 1.6%
Basic – 0.4%
Consolidated Energy Finance SA 6.875%, 06/15/2025(a)	U.S.$	205	$177,635
CSN Resources SA 7.625%, 04/17/2026(a)		366	238,358
First Quantum Minerals Ltd. 7.25%, 05/15/2022-04/01/2023(a)		701	612,872

			1,028,865

Capital Goods – 0.2%
Usiminas International SARL 5.875%, 07/18/2026(a)		545	416,414

Communications - Telecommunications – 0.2%
MTN Mauritius Investments Ltd. 5.373%, 02/13/2022(a)		408	381,990
VF Ukraine PAT via VFU Funding PLC 6.20%, 02/11/2025(a)		206	173,040

			555,030

Consumer Cyclical - Other – 0.2%
MGM China Holdings Ltd. 5.375%, 05/15/2024(a)		214	195,007
5.875%, 05/15/2026(a)		216	179,753

			374,760

Consumer Non-Cyclical – 0.2%
BRF GmbH 4.35%, 09/29/2026(a)		286	242,787
BRF SA 4.875%, 01/24/2030(a)		285	236,327
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b)(c)(e)(i)		101	3,029
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(d)(i)(m)		425	7,714

			489,857

Energy – 0.3%
Geopark Ltd. 6.50%, 09/21/2024(a)		304	172,520
Petrobras Global Finance BV 5.093%, 01/15/2030(a)		173	154,402
5.999%, 01/27/2028		326	315,731

			642,653

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.1%
KOC Holding AS 6.50%, 03/11/2025(a)	U.S.$	200	$184,375

			3,691,954

Utility – 0.2%
Electric – 0.2%
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		200	191,719
Terraform Global Operating LLC 6.125%, 03/01/2026(i)		268	263,318

			455,037

Total Emerging Markets – Corporate Bonds (cost $5,656,554)			4,146,991

ASSET-BACKED SECURITIES – 1.8%
Other ABS - Fixed Rate – 1.7%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047(i)		589	567,069
Marlette Funding Trust Series 2018-2A, Class C 4.37%, 07/17/2028(a)		880	813,990
Series 2018-3A, Class C 4.63%, 09/15/2028(a)		756	631,953
Series 2018-4A, Class C 4.91%, 12/15/2028(a)		752	696,711
Series 2019-1A, Class C 4.42%, 04/16/2029(a)		344	303,480
Series 2019-2A, Class C 4.11%, 07/16/2029(a)		245	181,475
SoFi Consumer Loan Program Trust Series 2019-3, Class D 3.89%, 05/25/2028(a)		503	415,460
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048(i)		372	339,892

			3,950,030

Autos - Fixed Rate – 0.1%
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026(a)		270	172,410

Total Asset-Backed Securities (cost $4,738,162)			4,122,440

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.8%
CLO - Floating Rate – 1.8%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 3.696% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(h)	U.S.$	644	$508,622
Ballyrock CLO Ltd. Series 2019-2A, Class A1A 3.148% (LIBOR 3 Month + 1.25%), 11/20/2030(a)(h)		454	439,498
Dryden CLO Ltd. Series 2020-78A, Class C 3.632% (LIBOR 3 Month + 1.95%), 04/17/2033(a)(h)		250	159,500
Series 2020-78A, Class D 4.682% (LIBOR 3 Month + 3.00%), 04/17/2033(a)(h)		443	246,877
Elevation CLO Ltd. Series 2020-11A, Class C 3.887% (LIBOR 3 Month + 2.20%), 04/15/2033(a)(h)		250	172,449
Series 2020-11A, Class D1 5.532% (LIBOR 3 Month + 3.85%), 04/15/2033(a)(h)		282	170,347
GoldenTree Loan Opportunities Ltd. Series 2014-9A, Class DR2 4.775% (LIBOR 3 Month + 3.00%), 10/29/2029(a)(h)		520	402,765
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 2.824% (LIBOR 3 Month + 1.03%), 04/26/2031(a)(h)		550	519,131
Kayne CLO Ltd. Series 2020-7A, Class C 3.282% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(h)		250	115,000
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 4.901% (LIBOR 3 Month + 3.10%), 01/24/2033(a)(h)		521	323,688
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 2.831% (LIBOR 3 Month + 1.00%), 04/15/2031(a)(h)		550	503,956

44 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

TIAA CLO II Ltd. Series 2017-1A, Class A 3.099% (LIBOR 3 Month + 1.28%), 04/20/2029(a)(h)	U.S.$	500	$477,174

Total Collateralized Loan Obligations (cost $5,189,467)			4,039,007

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.9%
Non-Agency Fixed Rate CMBS – 0.7%
CD Mortgage Trust Series 2016-CD1, Class XA 1.404%, 08/10/2049(n)		4,506	287,972
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.106%, 10/12/2050(n)		3,202	174,777
Commercial Mortgage Trust Series 2012-CR3, Class D 4.752%, 10/15/2045(a)		100	89,671
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.389%, 08/10/2044(a)		210	203,254
Series 2011-GC5, Class D 5.389%, 08/10/2044(a)		236	224,041
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.132%, 06/15/2045(i)		100	84,450
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.409%, 11/15/2047		225	194,963
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.068%, 09/15/2050(n)		1,122	60,908
UBS Commercial Mortgage Trust Series 2012-C1, Class D 5.573%, 05/10/2045(a)		140	130,347
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.672%, 10/15/2049(n)		2,627	203,456
WFRBS Commercial Mortgage Trust Series 2011-C4, Class E 5.222%, 06/15/2044(a)		25	23,240

			1,677,079

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Non-Agency Floating Rate CMBS – 0.2%
BFLD Series 2019-DPLO, Class E 2.945% (LIBOR 1 Month + 2.24%), 10/15/2034(h)(i)	U.S.$	160	$117,383
CLNY Trust Series 2019-IKPR, Class E 3.426% (LIBOR 1 Month + 2.72%), 11/15/2038(h)(i)		415	281,364

			398,747

Total Commercial Mortgage-Backed Securities (cost $2,358,686)			2,075,826

GOVERNMENTS - TREASURIES – 0.4%
Mexico – 0.4%
Mexican Bonos Series M 20 10.00%, 12/05/2024 (cost $1,093,654)	MXN	18,946	908,202

EMERGING MARKETS – TREASURIES – 0.3%
Dominican Republic – 0.2%
Dominican Republic International Bond 16.95%, 02/04/2022(a)	DOP	19,200	390,697

South Africa – 0.1%
Republic of South Africa Government Bond Series 2023 7.75%, 02/28/2023	ZAR	3,538	201,344

Total Emerging Markets – Treasuries (cost $728,433)			592,041

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.2%
Petroleos Mexicanos 5.95%, 01/28/2031(a)	U.S.$	273	188,370
6.49%, 01/23/2027(a)		329	242,638

Total Quasi-Sovereigns (cost $601,857)			431,008

46 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Financial Institutions – 0.0%
Banking – 0.0%
CIT Group, Inc. Series B 5.625%,	700	$12,334
GMAC Capital Trust I Series 2 7.477%, 02/15/2040	100	2,051

		14,385

Finance – 0.0%
Air Lease Corp. Series A 6.15%,	1,775	27,637
Navient Corp. 6.00%, 12/15/2043	100	1,730
Synchrony Financial Series A 5.625%,	275	4,691

		34,058

Total Preferred Stocks (cost $40,903)		48,443

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.53%(o)(p)(q) (cost $4,192,404)	4,192,404	4,192,404

Total Investments – 97.5% (cost $255,967,553)		219,724,117
Other assets less liabilities – 2.5%		5,559,055

Net Assets – 100.0%		$225,283,172

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	415	June 2020	$52,024,140	$457,219
U.S. T-Note 10 Yr (CBT) Futures	28	June 2020	3,883,250	173,508

Sold Contracts
Euro-BOBL Futures	39	June 2020	5,815,798	43,788

				$674,515

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 47

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	729	EUR	664	04/08/2020	$3,112
Bank of America, NA	USD	383	RUB	30,817	05/20/2020	9,405
Barclays Bank PLC	USD	1,340	EUR	1,209	04/08/2020	(6,070)
Barclays Bank PLC	ZAR	9,495	USD	650	04/08/2020	119,180
Citibank, NA	BRL	15,950	USD	3,937	04/08/2020	868,955
Citibank, NA	USD	644	EUR	584	04/08/2020	342
Citibank, NA	RUB	39,051	USD	537	05/20/2020	40,518
Credit Suisse International	USD	750	EUR	704	04/08/2020	26,468
JPMorgan Chase Bank, NA	EUR	416	USD	460	04/08/2020	388
JPMorgan Chase Bank, NA	GBP	1,427	USD	1,835	05/15/2020	61,332
Morgan Stanley Capital Services, Inc.	USD	623	EUR	565	04/08/2020	100
Morgan Stanley Capital Services, Inc.	USD	849	EUR	759	04/08/2020	(11,324)
Morgan Stanley Capital Services, Inc.	MXN	21,258	USD	1,080	04/23/2020	186,598
Natwest Markets PLC	USD	671	EUR	593	04/08/2020	(16,181)
State Street Bank & Trust Co.	EUR	313	USD	351	04/08/2020	5,277
State Street Bank & Trust Co.	EUR	310	USD	337	04/08/2020	(4,433)
State Street Bank & Trust Co.	USD	3,126	BRL	15,953	04/08/2020	(56,850)
State Street Bank & Trust Co.	USD	577	EUR	538	04/08/2020	17,185
State Street Bank & Trust Co.	USD	1,701	EUR	1,500	04/08/2020	(45,990)
State Street Bank & Trust Co.	USD	472	ZAR	6,892	04/08/2020	(86,672)
State Street Bank & Trust Co.	USD	303	GBP	262	05/15/2020	21,804
UBS AG	EUR	13,158	USD	14,717	04/08/2020	202,988

						$1,336,132

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/2023*	(5.00)%	Quarterly	6.30%	USD	2,752	$108,709	$(183,869)	$292,578

Sale Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/2023*	5.00	Quarterly	6.30	USD	2,752	(108,709)	80,678	(189,387)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.37	USD	22,320	(1,136,982)	1,282,412	(2,419,394)
iTraxxx Xover Series 32, 5 Year Index, 12/20/2024*	5.00	Quarterly	5.52	EUR	3,928	(80,208)	359,514	(439,722)
iTraxxx Xover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	5.72	EUR	2,179	(68,068)	(68,747)	679

						$(1,285,258)	$1,469,988	$(2,755,246)

*	Termination date

48 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	25.00%	USD	540	$210,399	$66,409	$143,990
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	25.00	USD	1,190	463,657	148,137	315,520
Sale Contracts
Credit Suisse International
International Game Technology PLC, 4.750%, 02/15/2023, 06/20/2022*	5.00%	Quarterly	10.34%	EUR	410	(44,444)	19,918	(64,362)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	315	(69,526)	(20,772)	(48,754)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	1,052	(232,193)	(71,217)	(160,976)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	8.92	USD	200	(22,289)	14,985	(37,274)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,026	(399,864)	(119,403)	(280,461)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	837	(326,119)	(102,289)	(223,830)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	836	(325,729)	(104,906)	(220,823)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	592	(130,665)	(41,225)	(89,440)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	46	(10,153)	(3,031)	(7,122)
JP Morgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	786	(306,357)	(149,536)	(156,821)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	126	(49,110)	(24,477)	(24,633)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	84	(32,741)	(16,422)	(16,319)

						$(1,275,134)	$(403,829)	$(871,305)

*	Termination date

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 49

PORTFOLIO OF INVESTMENTS (continued)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency		Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly/ Maturity	USD	5,967,580	06/20/2020	$499,663
iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly/ Maturity	USD	1,884,702	06/20/2020	100,173

						$599,836

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $107,988,309 or 47.9% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2020.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Non-income producing security.

(e)	Fair valued by the Adviser.

(f)	Illiquid security.

(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2020.

(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.35% of net assets as of March 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ABN AMRO Bank NV 7.75%, 05/15/2023	03/21/2018	$218,988	$215,232	0.10%
BFLD Series 2019-DPLO, Class E 2.945%, 10/15/2034	10/02/2019	159,573	117,383	0.05%
CLNY Trust Series 2019-IKPR, Class E 3.426%, 11/15/2038	11/27/2019	410,806	281,364	0.12%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047	09/14/2017	589,432	567,069	0.25%
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.132%, 06/15/2045	01/10/2013	101,592	84,450	0.04%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 3.613%, 03/27/2024	03/21/2019	354,491	340,622	0.15%

50 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 4.363%, 05/27/2023	06/07/2019	$362,843	$338,594	0.15%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 3.995%, 02/27/2023	02/11/2020	650,598	487,664	0.22%
Terraform Global Operating LLC 6.125%, 03/01/2026	11/19/2019	278,563	263,318	0.12%
Tonon Luxembourg SA 6.50%, 10/31/2024	07/24/2015	238,583	3,029	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/15/2013	425,000	7,714	0.00%
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048	12/06/2017	372,428	339,892	0.15%

(j)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(k)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2020.

(l)	Defaulted.

(m)	Defaulted matured security.

(n)	IO – Interest Only.

(o)	Affiliated investments.

(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(q)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

BRL – Brazilian Real

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rates

REIT – Real Estate Investment Trust

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

March 31, 2020 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $251,775,149)	$215,531,713
Affiliated issuers (cost $4,192,404)	4,192,404
Cash	95,407
Cash collateral due from broker	4,737,625
Foreign currencies, at value (cost $157,038)	148,048
Receivable for investment securities sold	4,506,930
Interest receivable	2,819,025
Unrealized appreciation on forward currency exchange contracts	1,563,652
Market value on credit default swaps (net premiums paid $214,546)	674,056
Unrealized appreciation on total return swaps	599,836
Receivable for capital stock sold	557,682
Affiliated dividends receivable	1,513

Total assets	235,427,891

Liabilities
Payable for investment securities purchased	3,298,218
Payable for capital stock redeemed	2,752,652
Market value on credit default swaps (net premiums received $618,375)	1,949,190
Cash collateral due to broker	1,340,000
Unrealized depreciation on forward currency exchange contracts	227,520
Dividends payable	216,832
Payable for variation margin on centrally cleared swaps	94,996
Advisory fee payable	87,311
Distribution fee payable	14,408
Administrative fee payable	13,291
Payable for variation margin on futures	12,442
Transfer Agent fee payable	3,715
Directors’ fees payable	1,367
Accrued expenses and other liabilities	132,777

Total liabilities	10,144,719

Net Assets	$225,283,172

Composition of Net Assets
Capital stock, at par	$25,749
Additional paid-in capital	275,658,958
Accumulated loss	(50,401,535)

$225,283,172

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$13,188,112	1,505,409	$8.76	*

C	$12,074,871	1,379,121	$8.76

Advisor	$199,994,338	22,861,941	$8.75

R	$8,793	1,004	$8.76

K	$8,795	1,004	$8.76

I	$8,263	943	$8.76

* The maximum offering price per share for Class A shares was $9.15 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended March 31, 2020 (unaudited)

Investment Income
Interest	$6,343,444
Dividends—Affiliated issuers	50,633
Other income	1,745	$6,395,822

Expenses
Advisory fee (see Note B)	774,146
Distribution fee—Class A	23,087
Distribution fee—Class C	83,415
Distribution fee—Class R	26
Distribution fee—Class K	13
Transfer agency—Class A	3,609
Transfer agency—Class C	3,322
Transfer agency—Advisor Class	48,289
Transfer agency—Class R	3
Transfer agency—Class K	3
Transfer agency—Class I	1
Custodian	75,389
Audit and tax	67,034
Administrative	37,629
Registration fees	22,619
Printing	21,612
Legal	19,935
Directors’ fees	11,599
Miscellaneous	7,494

Total expenses	1,199,225
Less: expenses waived and reimbursed by the Adviser (see Note B)	(109,769)

Net expenses		1,089,456

Net investment income		5,306,366

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		131,757
Forward currency exchange contracts		84,622
Futures		162,317
Swaps		(2,084,104)
Foreign currency transactions		(1,283,928)
Net change in unrealized appreciation/depreciation of:
Investments(b)		(37,474,191)
Forward currency exchange contracts		255,975
Futures		645,254
Swaps		(3,178,107)
Foreign currency denominated assets and liabilities		(10,019)

Net loss on investment and foreign currency transactions		(42,750,424)

Net Decrease in Net Assets from Operations		$(37,444,058)

(a)	Net of foreign capital gains taxes of $9,795.

(b)	Net of increase in accrued foreign capital gains taxes of $6,599.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,306,366	$10,385,926
Net realized gain (loss) on investment and foreign currency transactions	(2,989,336)	570,426
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(39,761,088)	3,473,003

Net increase (decrease) in net assets from operations	(37,444,058)	14,429,355
Distributions to Shareholders
Class A	(430,982)	(763,282)
Class C	(324,965)	(703,527)
Advisor Class	(6,034,935)	(9,874,748)
Class R	(227)	(409)
Class K	(240)	(434)
Class I	(237)	(431)
Capital Stock Transactions
Net increase (decrease)	(5,965,650)	7,355,462

Total increase (decrease)	(50,201,294)	10,441,986
Net Assets
Beginning of period	275,484,466	265,042,480

End of period	$225,283,172	$275,484,466

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of ten portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Limited Duration High Income Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class 2 shares are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

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In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this

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NOTES TO FINANCIAL STATEMENTS (continued)

determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates,

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yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a

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NOTES TO FINANCIAL STATEMENTS (continued)

valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$95,492,882		$0	(a)	$95,492,882
Corporates – Investment Grade		– 0	–	49,786,755		– 0	–	49,786,755
Bank Loans		– 0	–	15,781,694		10,277,118		26,058,812
Collateralized Mortgage Obligations		– 0	–	18,485,227		– 0	–	18,485,227
Emerging Markets – Sovereigns		– 0	–	9,344,079		– 0	–	9,344,079
Emerging Markets – Corporate Bonds		– 0	–	4,143,962		3,029		4,146,991
Asset-Backed Securities		– 0	–	4,122,440		– 0	–	4,122,440
Collateralized Loan Obligations		– 0	–	4,039,007		– 0	–	4,039,007
Commercial Mortgage-Backed Securities		– 0	–	2,075,826		– 0	–	2,075,826
Governments – Treasuries		– 0	–	908,202		– 0	–	908,202
Emerging Markets – Treasuries		– 0	–	592,041		– 0	–	592,041
Quasi-Sovereigns		– 0	–	431,008		– 0	–	431,008
Preferred Stocks		48,443		– 0	–	– 0	–	48,443
Short-Term Investments		4,192,404		– 0	–	– 0	–	4,192,404

Total Investments in Securities		4,240,847		205,203,123		10,280,147		219,724,117
Other Financial Instruments(b):
Assets:
Futures		674,515		– 0	–	– 0	–	674,515	(c)
Forward Currency Exchange Contracts		– 0	–	1,563,652		– 0	–	1,563,652
Centrally Cleared Credit Default Swaps		– 0	–	108,709		– 0	–	108,709	(c)
Credit Default Swaps		– 0	–	674,056		– 0	–	674,056
Total Return Swaps		– 0	–	599,836		– 0	–	599,836
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(227,520)		– 0	–	(227,520)
Centrally Cleared Credit Default Swaps		– 0	–	(1,393,967)		– 0	–	(1,393,967	)(c)
Credit Default Swaps		– 0	–	(1,949,190)		– 0	–	(1,949,190)

Total		$4,915,362		$204,578,699		$10,280,147		$219,774,208

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

(c)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade(a)			Bank Loans			Emerging Markets - Corporate Bonds
Balance as of 09/30/2019	$	– 0	–		$3,255,967		$2,575
Accrued discounts/(premiums)		– 0	–		6,809		(20,486)
Realized gain (loss)		– 0	–		1,955		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		(1,207,963)		6,151
Purchases		– 0	–		4,994,808		14,789
Sales/Paydowns		– 0	–		(162,167)		– 0	–
Transfers in to Level 3		– 0	–		3,744,026		– 0	–
Transfers out of Level 3		– 0	–		(356,317)		– 0	–

Balance as of 03/31/2020	$	– 0	–		$10,277,118		$3,029

Net change in unrealized appreciation/depreciation from investments held as of 03/31/2020(b)	$	– 0	–		$(1,207,963)		$6,151

	Asset-Backed Securities			Collateralized Loan Obligations			Total
Balance as of 09/30/2019		$4,550,383			$2,090,982		$9,899,907
Accrued discounts/(premiums)		– 0	–		– 0	–	(13,677)
Realized gain (loss)		– 0	–		– 0	–	1,955
Change in unrealized appreciation/depreciation		– 0	–		– 0	–	(1,201,812)
Purchases		– 0	–		– 0	–	5,009,597
Sales/Paydowns		– 0	–		– 0	–	(162,167)
Transfers in to Level 3		– 0	–		– 0	–	3,744,026
Transfers out of Level 3		(4,550,383)			(2,090,982)		(6,997,682)

Balance as of 03/31/2020	$	– 0	–	$	– 0	–	$10,280,147	(c)

Net change in unrealized appreciation/depreciation from investments held as of 03/31/2020(b)	$	– 0	–	$	– 0	–	$(1,201,812)

(a)	The Portfolio held securities with zero market value at period end.

(b)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

(c)

Amounts of $356,317, $2,090,982 and $4,550,383 for Bank Loans, Asset-Backed Securities and Collateralized Loan Obligations, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at March 31, 2020. Securities priced (i) by third party vendors or (ii) by brokers are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 03/31/2020		Valuation Technique	Unobservable Input	Input
Corporates – Non-Investment Grade	$	– 0 –	Qualitative Assessment		$ 0.00

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax

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NOTES TO FINANCIAL STATEMENTS (continued)

positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs),on an annual basis (the “Expense Caps”) to .95%, 1.70%, .70%, 1.20%, .95% and .70% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Expense Caps

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NOTES TO FINANCIAL STATEMENTS (continued)

may not be terminated before January 31, 2021. For the six months ended March 31, 2020, such reimbursements/waivers amounted to $106,788.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2020, the reimbursement for such services amounted to $37,629.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $21,908 for the six months ended March 31, 2020.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,086 from the sale of Class A shares and received $10,000 and $4 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended March 31, 2020.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2020, such waiver amounted to $2,981.

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2020 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$23,779	$67,251	$86,838	$4,192	$51

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During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 64.9% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s

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operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $281,064, $0 and $0 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2020 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$103,256,618	$95,439,092
U.S. government securities	9,467,910	590,279

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$4,491,367
Gross unrealized depreciation	(41,750,871)

Net unrealized depreciation	$(37,259,504)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which

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they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2020, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original

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contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2020, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement

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of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap.

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During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2020, the Fund held credit default swaps for hedging and non-hedging purposes.

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Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended March 31, 2020, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$674,515	*

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	293,257	*	Receivable/Payable for variation margin on centrally cleared swaps	$3,048,503	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,563,652		Unrealized depreciation on forward currency exchange contracts	227,520

Credit contracts	Market value on credit default swaps	674,056		Market value on credit default swaps	1,949,190

Credit contracts	Unrealized appreciation on total return swaps	599,836

Total		$3,805,316			$5,225,213

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$162,317	$645,254

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	84,622	255,975

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(2,084,104)	(3,178,107)

Total		$(1,837,165)	$(2,276,878)

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The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2020:

Futures:
Average notional amount of buy contracts	$16,228,317
Average notional amount of sale contracts	$6,231,241
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$6,396,698
Average principal amount of sale contracts	$28,347,053
Credit Default Swaps:
Average notional amount of buy contracts	$1,730,000
Average notional amount of sale contracts	$6,353,886
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$3,545,504
Average notional amount of sale contracts	$32,281,000
Total Return Swaps:
Average notional amount	$7,250,000	(a)

(a)	Positions were open for one month during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2020. Exchange-traded derivatives

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and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$12,517	$ – 0	–	$	– 0	–	$	– 0	–	$12,517
Barclays Bank PLC	119,180	(6,070)			– 0	–		– 0	–	113,110
Citibank, NA	909,815	– 0	–		(790,000)			– 0	–	119,815
Credit Suisse International	236,867	(44,444)			– 0	–		– 0	–	192,423
Goldman Sachs International	463,657	(463,657)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA/JP Morgan Securities, LLC	661,556	(388,208)			(273,348)			– 0	–	– 0	–
Morgan Stanley Capital Services, Inc.	186,698	(11,324)			– 0	–		– 0	–	175,374
State Street Bank & Trust Co.	44,266	(44,266)			– 0	–		– 0	–	– 0	–
UBS AG	202,988	– 0	–		– 0	–		– 0	–	202,988

Total	$2,837,544	$(957,969)			$(1,063,348)		$	– 0	–	$816,227	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$6,070	$(6,070)		$	– 0	–	$	– 0	–	$ – 0	–
Credit Suisse International	44,444	(44,444)			– 0	–		– 0	–	– 0	–
Deutsche Bank AG	301,719	– 0	–		(250,000)			– 0	–	51,719
Goldman Sachs International	1,214,819	(463,657)			(751,162)			– 0	–	– 0	–
JPMorgan Chase Bank, NA/JP Morgan Securities, LLC	388,208	(388,208)			– 0	–		– 0	–	– 0	–
Morgan Stanley Capital Services, Inc.	11,324	(11,324)			– 0	–		– 0	–	– 0	–
Natwest Markets PLC	16,181	– 0	–		– 0	–		– 0	–	16,181
State Street Bank & Trust Co.	193,945	(44,266)			– 0	–		– 0	–	149,679

Total	$2,176,710	$(957,969)			$(1,001,162)		$	– 0	–	$217,579	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the term of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

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Unfunded loan commitments and funded loans are marked to market daily.

As of March 31, 2020, the Fund had no bridge loan commitments outstanding.

During the six months ended March 31, 2020, the Fund did not receive commitment fees or additional funding fees.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019

Class A
Shares sold	183,127	760,306	$1,887,400	$7,674,487

Shares issued in reinvestment of dividends and distributions	22,689	46,167	229,679	470,806

Shares converted from Class C	55,269	274,130	563,398	2,828,448

Shares redeemed	(636,326)	(948,518)	(6,328,640)	(9,565,773)

Net increase (decrease)	(375,241)	132,085	$(3,648,163)	$1,407,968

Class C
Shares sold	140,517	565,432	$1,445,957	$5,718,045

Shares issued in reinvestment of dividends and distributions	18,794	39,798	189,910	405,532

Shares converted to Class A	(55,290)	(274,380)	(563,398)	(2,828,448)

Shares redeemed	(426,250)	(722,742)	(4,168,277)	(7,332,708)

Net decrease	(322,229)	(391,892)	$(3,095,808)	$(4,037,579)

Advisor Class
Shares sold	6,206,312	8,952,277	$63,501,818	$91,046,931

Shares issued in reinvestment of dividends and distributions	423,621	666,863	4,270,528	6,803,300

Shares redeemed	(6,804,860)	(8,665,034)	(66,994,025)	(87,865,158)

Net increase (decrease)	(174,927)	954,106	$778,321	$9,985,073

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There were no transactions in capital shares for Class R, Class K and Class I for the six months ended March 31, 2020.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

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Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Loan Participations and Assignments Risk—When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may

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NOTES TO FINANCIAL STATEMENTS (continued)

have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

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NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2020.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2019 and September 30, 2018 were as follows:

	2019		2018
Distributions paid from:
Ordinary income	$11,342,831		$10,367,978

Total taxable distributions paid	$11,342,831		$10,367,978

Return of capital	– 0	–	507,896

Total distributions paid	$11,342,831		$10,875,874

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NOTES TO FINANCIAL STATEMENTS (continued)

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,752,231
Accumulated capital and other losses	(8,357,680	)(a)
Unrealized appreciation/(depreciation)	769,937	(b)

Total accumulated earnings/(deficit)	$(5,835,512	)(c)

(a)	As of September 30, 2019, the Fund had a net capital loss carryforward of $8,357,680.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments and the tax treatment of swaps.

(c)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2019, the Fund had a net short-term capital loss carryforward of $1,320,840 and a net long-term capital loss carryforward of $7,036,840, which may be carried forward for an indefinite period.

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08, which did not have a material impact on the Fund’s financial position or the results of its operations, and had no impact on the Fund’s net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 10.36	$ 10.24	$ 10.40	$ 10.31	$ 9.97	$ 10.49

Income From Investment Operations

Net investment income(a)(b)	.18	.39	.38	.33	.34	.39

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.54)	.16	(.16)	.12	.37	(.39)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.36)	.55	.22	.45	.71	– 0	–

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.43)	(.36)	(.36)	(.37)	(.48)

Return of capital	– 0	–	– 0	–	(.02)	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.24)	(.43)	(.38)	(.36)	(.37)	(.52)

Net asset value, end of period	$ 8.76	$ 10.36	$ 10.24	$ 10.40	$ 10.31	$ 9.97

Total Return

Total investment return based on net asset value(d)	(13.43)%	5.54%	2.23%	4.44%	7.29	%+	(.09)%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,188	$19,487	$17,897	$23,596	$27,656	$32,515

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.95	%^	.95%	.95%	.95%	1.04%	1.05%

Expenses, before waivers/reimbursements(e)‡	1.03	%^	1.05%	1.05%	1.04%	1.11%	1.13%

Net investment income(b)	3.59	%^	3.85%	3.69%	3.18%	3.42%	3.77%

Portfolio turnover rate	37%	37%	39%	46%	57%	40%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.01%	.02%	.01%	.00%

See footnote summary on page 88.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 10.35	$ 10.23	$ 10.40	$ 10.30	$ 9.96	$ 10.48

Income From Investment Operations

Net investment income(a)(b)	.15	.32	.30	.25	.27	.32

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.54)	.16	(.16)	.13	.37	(.40)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.39)	.48	.14	.38	.64	(.08)

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.36)	(.30)	(.28)	(.30)	(.40)

Return of capital	– 0	–	– 0	–	(.01)	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.20)	(.36)	(.31)	(.28)	(.30)	(.44)

Net asset value, end of period	$ 8.76	$ 10.35	$ 10.23	$ 10.40	$ 10.30	$ 9.96

Total Return

Total investment return based on net asset value(d)	(13.68)%	4.76%	1.37%	3.76%	6.52	%+	(.79)%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,075	$17,617	$21,412	$27,083	$30,478	$29,336

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.70	%^	1.70%	1.70%	1.70%	1.77%	1.75%

Expenses, before waivers/reimbursements(e)‡	1.78	%^	1.80%	1.80%	1.79%	1.85%	1.84%

Net investment income(b)	2.84	%^	3.11%	2.95%	2.43%	2.68%	3.07%

Portfolio turnover rate	37%	37%	39%	46%	57%	40%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.01%	.02%	.01%	.00%

See footnote summary on page 88.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 10.35	$ 10.22	$ 10.39	$ 10.30	$ 9.95	$ 10.48

Income From Investment Operations

Net investment income(a)(b)	.20	.42	.41	.36	.37	.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.55)	.17	(.17)	.12	.38	(.40)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.35)	.59	.24	.48	.75	.02

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.46)	(.39)	(.39)	(.40)	(.50)

Return of capital	– 0	–	– 0	–	(.02)	– 0	–	– 0	–	(.05)

Total dividends and distributions	(.25)	(.46)	(.41)	(.39)	(.40)	(.55)

Net asset value, end of period	$ 8.75	$ 10.35	$ 10.22	$ 10.39	$ 10.30	$ 9.95

Total Return

Total investment return based on net asset value(d)	(13.34)%	5.91%	2.38%	4.80%	7.69	%+	.11%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$199,994	$238,350	$225,703	$283,856	$268,421	$217,429

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.70	%^	.70%	.69%	.70%	.77%	.75%

Expenses, before waivers/reimbursements(e)‡	.78	%^	.80%	.80%	.79%	.84%	.84%

Net investment income(b)	3.85	%^	4.10%	3.94%	3.45%	3.66%	4.07%

Portfolio turnover rate	37%	37%	39%	46%	57%	40%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.01%	.02%	.01%	.00%

See footnote summary on page 88.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 10.36	$ 10.23	$ 10.40	$ 10.31	$ 9.97	$ 10.49

Income From Investment Operations

Net investment income(a)(b)	.17	.37	.35	.31	.32	.37

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.54)	.17	(.16)	.11	.37	(.40)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.37)	.54	.19	.42	.69	(.03)

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.41)	(.34)	(.33)	(.35)	(.45)

Return of capital	– 0	–	– 0	–	(.02)	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.23)	(.41)	(.36)	(.33)	(.35)	(.49)

Net asset value, end of period	$ 8.76	$ 10.36	$ 10.23	$ 10.40	$ 10.31	$ 9.97

Total Return

Total investment return based on net asset value(d)	(13.53)%	5.39%	1.87%	4.17%	7.03%	(.31)%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9	$10	$10	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.20	%^	1.20%	1.20%	1.20%	1.28%	1.25%

Expenses, before waivers/reimbursements(e)‡	1.28	%^	1.31%	1.32%	1.30%	1.35%	1.33%

Net investment income(b)	3.42	%^	3.63%	3.43%	2.96%	3.17%	3.55%

Portfolio turnover rate	37%	37%	39%	46%	57%	40%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.01%	.02%	.01%	.00%

See footnote summary on page 88.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 10.36	$ 10.23	$ 10.40	$ 10.31	$ 9.96	$ 10.49

Income From Investment Operations

Net investment income(a)(b)	.19	.40	.38	.33	.34	.39

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.55)	.16	(.17)	.12	.38	(.40)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.36)	.56	.21	.45	.72	(.01)

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.43)	(.36)	(.36)	(.37)	(.48)

Return of capital	– 0	–	– 0	–	(.02)	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.24)	(.43)	(.38)	(.36)	(.37)	(.52)

Net asset value, end of period	$ 8.76	$ 10.36	$ 10.23	$ 10.40	$ 10.31	$ 9.96

Total Return

Total investment return based on net asset value(d)	(13.42)%	5.65%	2.12%	4.43%	7.40	%+	(.16)%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9	$10	$10	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.95	%^	.95%	.95%	.95%	1.03%	1.00%

Expenses, before waivers/reimbursements(e)‡	1.00	%^	1.04%	1.06%	1.04%	1.08%	1.07%

Net investment income(b)	3.67	%^	3.87%	3.67%	3.21%	3.41%	3.80%

Portfolio turnover rate	37%	37%	39%	46%	57%	40%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.01%	.02%	.01%	.00%

See footnote summary on page 88.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 10.36	$ 10.24	$ 10.40	$ 10.31	$ 9.97	$ 10.49

Income From Investment Operations

Net investment income(a)(b)	.20	.42	.40	.36	.37	.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.55)	.16	(.15)	.12	.37	(.39)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.35)	.58	.25	.48	.74	.03

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.46)	(.39)	(.39)	(.40)	(.50)

Return of capital	– 0	–	– 0	–	(.02)	– 0	–	– 0	–	(.05)

Total dividends and distributions	(.25)	(.46)	(.41)	(.39)	(.40)	(.55)

Net asset value, end of period	$ 8.76	$ 10.36	$ 10.24	$ 10.40	$ 10.31	$ 9.97

Total Return

Total investment return based on net asset value(d)	(13.31)%	5.80%	2.47%	4.69%	7.60	%+	.26%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8	$10	$10	$10	$10	$9

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.70	%^	.70%	.70%	.70%	.78%	.75%

Expenses, before waivers/reimbursements(e)‡	.74	%^	.76%	.77%	.75%	.84%	.84%

Net investment income(b)	3.95	%^	4.10%	3.93%	3.46%	3.70%	4.10%

Portfolio turnover rate	37%	37%	39%	46%	57%	40%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.01%	.02%	.01%	.00%

See footnote summary on page 88.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended September 30, 2019, September 30, 2018 and September 30, 2017, such waiver amounted to .01%, .01% and .02%, respectively.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer	Jeanette Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Gershon M. Distenfeld(2), Vice President Jacqueline Pincus(2), Vice President William Smith(2), Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and
Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Limited Duration High Income Investment Team.
Messrs. Distenfeld and Smith and Ms. Pincus are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 89

Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”). Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund’s Board with such annual report during the first quarter of 2020, which covered the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund’s will be unable to meet their redemption obligations in a timely manner. Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, taking into account any holdings of less liquid and illiquid assets. The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP. The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP, and there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Limited Duration High Income Portfolio (the “Fund”) at a meeting held on November 4-6, 2019 (the “Meeting”).*

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the underlying fund advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

*

Following transactions completed on November 13, 2019 that may have been deemed to have been an “assignment” causing termination of the Fund’s investment advisory agreement, a new investment advisory agreement, having the same terms as the prior one, was entered into by the Fund and the Adviser.

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Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended July 31, 2019 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any

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sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund, in some cases pending purchases of underlying securities, that the advisory fee for the Fund would be for services in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment

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advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio; prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

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NOTES

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NOTES

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NOTES

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NOTES

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AB LIMITED DURATION HIGH INCOME PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

LDHI-0152-0320

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 27, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 27, 2020